Commitments and Contingent Liabilities (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Other Commitments [Line Items]
Percentage outstanding with fixed interest rate		19.00%	100.00%
Percentage outstanding with variable interest rate		81.00%	0.00%
Commitments to grant loans
Other Commitments [Line Items]
Other commitments	$ 842,500	$ 1,341,500	$ 407,904
Unused commitments under lines of credit
Other Commitments [Line Items]
Other commitments	3,726,811	3,691,619	4,718,652
MPF credit enhancements
Other Commitments [Line Items]
Other commitments	$ 677,540	$ 658,008	$ 625,701